Other Receivables, Net	12 Months Ended
Dec. 31, 2023
Other Receivables, Net [Abstract]
OTHER RECEIVABLES, NET
4.	OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31, 2023	December 31, 2022
Deposit to non-trade suppliers	$51,315	$8,420
Loan receivable	18,553	13,950
Prepayments	172,996	203,465
Advance to employees	-	11
Allowance for doubtful accounts	(162,894)	(170,842)
Total other receivables, net	$79,970	$55,004

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$170,842	$654
Addition	228	170,842
Reverse	(8,176)	(654)
Ending balance	$162,894	$170,842